Basis for consolidation (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Acquiring percentage		1.00%
Goodwill genenrated		R$ 27,852,568	R$ 27,889,327	R$ 27,915,469
Intangible amount		134,249
Other assets		8,960
Miscellaneous obligation		16,152
Toro Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Acquiring percentage	100.00%
Acquiring amount	R$ 291,529
Acquisition amount to be paid	140,210
Net consideration	384,065	R$ 384,065
Fair value of acquisition of net assets	72,538
Goodwill genenrated	R$ 184,470